Additional disclosure requirements - Condensed Statements of Income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Condensed Income Statements, Captions [Line Items]
Interest income	€ 49,922	€ 30,869
Dividends from affiliated companies	382	335
Interest expense	(29,002)	(12,460)
Non-interest income:	480	819
Non-interest expense:	(1,504)	(1,461)
Operating profit/(loss) before tax	8,090	7,915
Income tax expense	(2,281)	(2,374)
Profit/(loss) for the period	5,809	5,541
Banco Santander S.A. | Reportable legal entities
Condensed Income Statements, Captions [Line Items]
Interest income	13,380	7,004
Dividends from affiliated companies	3,131	2,813
Interest expense	(6,938)	(2,068)
Interest income / (Charges)	6,442	4,936
Provision for credit losses	(755)	(818)
Interest income / (Charges) after provision for credit losses	5,687	4,118
Non-interest income:	2,397	2,558
Non-interest expense:	(4,187)	(4,202)
Operating profit/(loss) before tax	3,897	2,474
Income tax expense	(243)	(43)
Profit/(loss) for the period	3,654	2,431
Banco Santander S.A. | Reportable legal entities | Earnings Assets
Condensed Income Statements, Captions [Line Items]
Interest income	10,249	4,191
Banco Santander S.A. | Reportable legal entities | Bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from affiliated companies	2,618	2,625
Banco Santander S.A. | Reportable legal entities | Non-bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from affiliated companies	€ 513	€ 188